OTHER RECEIVABLES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Receivables [Line Items]
Cash advance paid as consideration to acquire investments		$ 0	$ 4,657,728
Advanced to employees	277,298	109,278	166,722
Advanced to suppliers	7,552,844	3,673,493	205,088
Advanced to subcontractors and suppliers of new prawn project in Zhongshan	8,645,366	0
Miscellaneous			924,710
Other Receivables, Net	$ 16,475,508	$ 3,782,771	$ 5,954,248